Related-Party Transactions - Additional Information (Detail) (USD $)	74 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Related Party Transaction [Line Items]
Clinical trial and related costs	$ 18,944	$ 703,731		$ 18,944	$ 11,216
Proceeds from related party debt	207,358
Repayments of related party debt	207,358
Malvern Consulting Group, Inc. (MCG) [Member]
Related Party Transaction [Line Items]
Clinical trial and related costs	18,944	36,948		18,944	11,216
Accounts payable due to related party	130,331			130,331	11,682
Payment of rental fees for month to month lease for facilities space		72,291	36,000	48,000
Proceeds from related party debt	99,358
Repayments of related party debt	99,358
MCG consultants service fee description		MCG consulting fees for services are based on a flat fee and time worked at hourly rates for consultants.
Malvern Consulting Group, Inc. (MCG) [Member] | Research and Development and General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		330,431	262,834	319,890	252,532
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Common stock options granted						246,800
Proceeds from related party debt	108,000
Repayments of related party debt	108,000
Chief Executive Officer [Member] | Consulting Fees [Member]
Related Party Transaction [Line Items]
Related party transaction expenses				$ 125,000
President and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Common stock options granted						246,800